Revision of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2024
Revision of Previously Issued Financial Statements [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

3. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has noted the following matters in relation to its consolidated financial statements for the year ended December 31, 2023 and 2022 that had been filed on August 19, 2024. The matter related to the reclassification of other income.

a.	Reclassification of revenue and cost of revenues

The Company ceased solo-staking business in March 2024, and accordingly the Company reclassified revenues from solo-staking business to other income, net, and cost of revenues to general and administrative expenses. For comparison purpose, the Company reclassified revenues to other income, net, and reclassified cost of revenues to general and administrative expenses for the year ended December 31, 2023 and 2022.

The following tables present the effects of revisions on the Company’s financial statements for the years ended December 31, 2023 and 2022.

	For the Year Ended December 31, 2023
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	$47,800	$(47,800)	$-
Cost of revenues	$(281,100)	$281,100	$-
Gross profit	$(233,300)	$233,300	$-
Selling expenses	$-	$(28,000)	$(28,000)
General and administrative expenses	$(3,261,900)	$(1,975,000)	$(5,236,900)
Total operating expenses	$(3,261,900)	$(2,003,000)	$(5,264,900)
Loss from operations	$(3,495,200)	$(1,769,700)	$(5,264,900)
Changes in fair value of digital assets	$-	$1,721,900	$1,721,900
Other income	$10,400	$47,800	$58,200
Total other income (expenses), net	$(1,097,900)	$1,769,700	$671,800

	For the Year Ended December 31, 2022
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	$448,600	$(448,600)	$-
Cost of revenues	$(782,600)	$782,600	$-
Gross profit	$(334,000)	$334,000	$-
General and administrative expenses	$(10,491,900)	$(703,700)	$(11,195,600)
Total operating expenses	$(10,491,900)	$(703,700)	$(11,195,600)
Loss from operations	$(10,825,900)	$(369,700)	$(11,195,600)
Impairment of digital assets	$-	$(78,900)	$(78,900)
Other income	$1,478,800	$448,600	$1,926,400
Total other income (expenses), net	$1,478,800	$369,700	$1,848,500